Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-In Capital CNY (¥)	Additional Paid-In Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Beginning Balance at Dec. 31, 2019	¥ 3,237,173		¥ 34		¥ 3,512,291		¥ 13,908		¥ 40,011		¥ (329,071)
Beginning balance, shares at Dec. 31, 2019 | shares			566,716,480	566,716,480
Net (loss) income	(283,345)										(283,345)
Issuance of ordinary shares	1,769,645		¥ 4		1,769,641
Issuance of ordinary shares, shares | shares			46,075,737	46,075,737
Share issuance upon the initial public offering ("IPO") and concurrent private placements, net of issuance costs, shares	4,858,617		¥ 8		4,858,609
Share issuance upon the initial public offering ("IPO") and concurrent private placements, net of issuance costs, shares | shares			112,000,000	112,000,000
Share-based compensation (Note 13)	369,975				369,975
Appropriation of statutory reserves							68,884				(68,884)
Other comprehensive income (loss)	(212,597)								(212,597)
Ending Balance at Dec. 31, 2020	9,739,468		¥ 46		10,510,516		82,792		(172,586)		(681,300)
Ending Balance (Accounting Standards Update 2016-13) at Dec. 31, 2020	8,323										8,323
Ending balance, shares at Dec. 31, 2020 | shares			724,792,217	724,792,217
Net (loss) income	316,420										316,420
Share-based compensation (Note 13)	119,047				119,047
Exercise of share options	16,765				16,765
Exercise of share options, shares | shares			2,085,515	2,085,515
Appropriation of statutory reserves							106,908				(106,908)
Other comprehensive income (loss)	(85,391)								(85,391)
Ending Balance at Dec. 31, 2021	10,114,632		¥ 46		10,646,328		189,700		(257,977)		(463,465)
Ending balance, shares at Dec. 31, 2021 | shares			726,877,732	726,877,732
Net (loss) income	651,630	$ 94,477									651,630
Repurchase and retirement of ordinary shares	(21,820)				(21,820)
Repurchase and retirement of ordinary shares , shares | shares			(708,401)	(708,401)
Share-based compensation (Note 13)	186,843				186,843
Exercise of share options	20,809				20,809
Exercise of share options, shares | shares			3,314,141	3,314,141
Appropriation of statutory reserves							122,121				(122,121)
Other comprehensive income (loss)	(42,540)								(42,540)
Ending Balance at Dec. 31, 2022	¥ 10,909,554	$ 1,581,737	¥ 46	$ 7	¥ 10,832,160	$ 1,570,516	¥ 311,821	$ 45,210	¥ (300,517)	$ (43,571)	¥ 66,044	$ 9,575
Ending balance, shares at Dec. 31, 2022 | shares			729,483,472	729,483,472